DISCLOSURE OF TRANSACTIONS BETWEEN RELATED PARTIES EXPENSES (Details) - CAD ($)	Jan. 31, 2022	Jan. 31, 2021	Jul. 29, 2020
IfrsStatementLineItems [Line Items]
Total transactions with related parties			$ 10,000
Related parties [member]
IfrsStatementLineItems [Line Items]
Total transactions with related parties	$ 502,247	$ 70,259
Related parties [member] | Consulting Fees [Member]
IfrsStatementLineItems [Line Items]
Total transactions with related parties	59,141	21,466
Related parties [member] | Consulting Fees One [Member]
IfrsStatementLineItems [Line Items]
Total transactions with related parties	60,070	30,666
Related parties [member] | Consulting Fees Two[Member]
IfrsStatementLineItems [Line Items]
Total transactions with related parties	24,036
Related parties [member] | Consulting Fees [Member]
IfrsStatementLineItems [Line Items]
Total transactions with related parties		9,200
Related parties [member] | Mineral Exploration Expenses [Member]
IfrsStatementLineItems [Line Items]
Total transactions with related parties	42,760
Related parties [member] | Legal Fees [Member]
IfrsStatementLineItems [Line Items]
Total transactions with related parties	37,036	2,794
Related parties [member] | Rental Fees [Member]
IfrsStatementLineItems [Line Items]
Total transactions with related parties	9,034	6,133
Related parties [member] | Stock-Based Compensation for Options [Member]
IfrsStatementLineItems [Line Items]
Total transactions with related parties	$ 270,170